Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Aging of recorded investment in past due loans
30-59 Days Past Due	$ 3,278	$ 1,643
60-89 Days Past Due	7	416
Greater than 90 Days Past Due	4,368	6,637
Total Past Due	7,653	8,696
Loans Not Past Due	289,537	309,304
Total ending loan balance	297,190	318,000
Commercial: Commercial and other [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	2	67
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	2	67
Loans Not Past Due	17,754	20,208
Total ending loan balance	17,756	20,275
Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	2,379	1,019
60-89 Days Past Due	0	24
Greater than 90 Days Past Due	873	2,644
Total Past Due	3,252	3,687
Loans Not Past Due	80,635	76,193
Total ending loan balance	83,887	79,880
Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	76	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	76	0
Loans Not Past Due	15,314	14,286
Total ending loan balance	15,390	14,286
Commercial: Construction [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	3,951	1,795
Total ending loan balance	3,951	1,795
Commercial: Land [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	109
Greater than 90 Days Past Due	2,318	2,494
Total Past Due	2,318	2,603
Loans Not Past Due	5,840	5,892
Total ending loan balance	8,158	8,495
Mortgage [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	641	523
60-89 Days Past Due	7	283
Greater than 90 Days Past Due	1,162	1,469
Total Past Due	1,810	2,275
Loans Not Past Due	33,624	34,720
Total ending loan balance	35,434	36,995
Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	115,443	137,467
Total ending loan balance	115,443	137,467
Residential Construction: Construction [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	498	1,099
Total ending loan balance	498	1,099
Residential construction: Land [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	289	367
Total ending loan balance	289	367
Indirect Auto [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	13	10
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	3	5
Total Past Due	16	15
Loans Not Past Due	492	1,139
Total ending loan balance	508	1,154
Home Equity [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	4	21
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	12	25
Total Past Due	16	46
Loans Not Past Due	11,438	12,274
Total ending loan balance	11,454	12,320
Consumer and Other [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	163	3
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	163	3
Loans Not Past Due	4,259	3,864
Total ending loan balance	$ 4,422	$ 3,867